Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Oct. 11, 2016
Registrant Name	CONTEXT CAPITAL FUNDS
Central Index Key	0001589025
Amendment Flag	false
Document Creation Date	Oct. 11, 2016
Document Effective Date	Oct. 11, 2016
Prospectus Date	Oct. 11, 2016
Context Strategic Global Equity Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	CGPGX